FAIR VALUE MEASUREMENTS (Details)	4 Months Ended
	Dec. 31, 2020 USD ($)	Oct. 30, 2020 USD ($)
Liabilities
Warrant liability	$ 47,506,670	$ 37,573,340
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0
Fair value assets transfers in to level 3	0
Fair value assets transfers out of level 3	0
Level 1 | Recurring | Public warrants
Liabilities
Warrant liability	31,666,670
Level 1 | Recurring | Money market funds
Assets
Investments held in Trust Account	500,098,582
Level 3 | Recurring | Money market funds | Private Placement Warrants
Liabilities
Warrant liability	$ 15,840,000
Dividend yield
Liabilities
Measurement input	0